Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.98%
FNMA	3.00%	1-1-2028	$2,935,425	$ 3,091,803
GNMA ±±	4.42	8-20-2070	3,820,654	4,179,046
Total Agency securities (Cost $7,175,775)				7,270,849
Asset-backed securities: 25.06%
AmeriCredit Automobile Receivables Trust Series 2020-1 Class A3	1.11	8-19-2024	3,400,000	3,423,236
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%)144A±	1.21	11-20-2028	4,020,001	4,020,555
CarMax Auto Owner Trust Series 2018-1 Class B	2.83	9-15-2023	1,500,000	1,530,008
CarMax Auto Owner Trust Series 2020-1 Class A2	1.87	4-17-2023	1,001,093	1,005,428
CarMax Auto Owner Trust Series 2020-4 Class A2	0.31	1-16-2024	889,150	889,930
CCG Receivables Trust Series 2018-2 Class A2 144A	3.09	12-15-2025	425,520	427,718
CCG Receivables Trust Series 2020-1 Class A2 144A	0.54	12-14-2027	2,107,146	2,113,115
Chesapeake Funding II LLC Series 2020-1A Class A1 144A	0.87	8-16-2032	1,502,550	1,512,064
Dell Equipment Finance Trust Series 2019-2 Class A2 144A	1.95	12-22-2021	575,478	577,002
DLL Securitization Trust Series 2019-MA2 Class A3 144A	2.34	9-20-2023	2,051,374	2,072,970
Donlen Fleet Lease Funding Series 2021-2 Class A1 (1 Month LIBOR +0.33%)144A±	0.43	12-11-2034	2,280,000	2,281,838
Dorchester Park CLO Limited Series 2016-25A Class AR (3 Month LIBOR +0.90%)144A±	1.09	4-20-2028	2,716,151	2,716,425
Enterprise Fleet Financing LLC Series 2018-3 Class A2 144A	3.38	5-20-2024	1,185,962	1,192,590
Enterprise Fleet Financing LLC Series 2020-1 Class A2 144A	1.78	12-22-2025	1,902,785	1,929,375
Evergreen Credit Card Trust Series 2019-3 Class B 144A	2.36	10-16-2023	3,750,000	3,774,119
Ford Credit Auto Owner Trust Series 2019-B Class A3	2.23	10-15-2023	1,297,751	1,312,270
Ford Credit Auto Owner Trust Series 2020-A Class A3	1.04	8-15-2024	4,000,000	4,036,101
Foursight Capital Automobile Receivables Trust Series 2021-1 Class A2 144A	0.40	8-15-2024	3,225,000	3,227,807
GM Financial Automobile Leasing Trust Series 2020 -3 Class A2A	0.35	11-21-2022	1,414,734	1,415,763
GM Financial Securitized Term Auto Receivables Trust Series 2020-1 Class A2	1.83	1-17-2023	87,119	87,200
Great America Leasing Receivables Funding LLC Series 2021-1 Class A2 144A	0.27	6-15-2023	2,735,000	2,736,161
HPEFS Equipment Trust Series 2021-1A Class C 144A	0.75	3-20-2031	6,400,000	6,402,468
Hyundai Auto Lease Securitization Trust Series 2019-B Class A3 144A	2.04	8-15-2022	5,073,846	5,094,922
Hyundai Auto Lease Securitization Trust Series 2021-A Class B 144A	0.61	10-15-2025	1,800,000	1,808,686
Mercedes-Benz Auto Receivables Trust Series 2019-1 Class 3	1.94	3-15-2024	4,964,217	5,017,865
MMAF Equipment Finance LLC Series 2020-Ba Class A2 144A	0.38	8-14-2023	1,060,000	1,061,373
Oscar US Funding Trust Series 2019-2A Class A2 144A	2.49	8-10-2022	34,500	34,578
Oscar US Funding Trust Series 2021-1A Class A2 144A	0.40	3-11-2024	1,135,000	1,135,115
Penarth Master Issuer plc Series 2019-1A Class A1 (1 Month LIBOR +0.54%)144A±	0.66	7-18-2023	2,000,000	2,000,222
Santander Consumer Auto Receivables Trust Series 2020-BA Class A2 144A	0.38	2-15-2023	1,258,910	1,259,472
Santander Retail Auto Lease Trust Series 2019-B Class A2A 144A	2.29	4-20-2022	158,682	158,877
Santander Retail Auto Lease Trust Series 2019-C Class A2A 144A	1.89	9-20-2022	920,392	922,999
Santander Retail Auto Lease Trust Series 2020-A Class A2 144A	1.69	1-20-2023	291,615	293,705
Santander Retail Auto Lease Trust Series 2020-B Class A2 144A	0.42	11-20-2023	1,264,081	1,266,678
See accompanying notes to portfolio of investments

Wells Fargo Conservative Income Fund  |  1

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
SoFi Consumer Loan Program Trust Series 2019-2 Class A 144A	3.01%	4-25-2028	$ 135,196	$ 135,702
SoFi Consumer Loan Program Trust Series 2020-1 Class A 144A	2.02	1-25-2029	1,116,385	1,126,501
Tesla Auto Lease Trust Series 2020-A Class A2 144A	0.55	5-22-2023	1,070,143	1,071,984
Tesla Auto Lease Trust Series 2021-A Class B 144A	1.02	3-20-2025	1,600,000	1,604,082
Tesla Auto Lease Trust Series 2021-A Class C 144A	1.18	3-20-2025	4,000,000	4,006,667
Toyota Auto Receivables Owner Trust Series 2020-A Class A2	1.67	11-15-2022	1,979,638	1,985,267
Trillium Credit Card Trust II Series 2020-1A Class B 144A	2.33	12-26-2024	1,355,000	1,370,277
Venture CDO Limited Series 16-25A Class AR (3 Month LIBOR +1.02%)144A±	1.21	4-20-2029	4,857,579	4,848,209
Volvo Financial Equipment LLC Series 2020-1A Class A2 144A##	0.37	4-17-2023	1,718,291	1,720,012
Wheels SPV LLC Series 2020-1A Class A2 144A	0.51	8-20-2029	1,055,000	1,057,012
World Omni Auto Lease Trust Series 2020-A Class A2	1.71	11-15-2022	1,294,425	1,302,198
World Omni Auto Lease Trust Series 2020-B Class A2	0.32	9-15-2023	1,955,617	1,958,129
World Omni Auto Receivables Trust Series 2019-A Class A3	2.94	5-16-2022	957,316	960,707
Total Asset-backed securities (Cost $91,671,180)				91,885,382
Corporate bonds and notes: 38.32%
Communication services: 0.74%
Diversified telecommunication services: 0.74%
Verizon Communications Incorporated (U.S. SOFR +0.50%)±	0.51	3-22-2024	2,700,000	2,718,981
Consumer discretionary: 0.26%
Textiles, apparel & luxury goods: 0.26%
Ralph Lauren Corporation	1.70	6-15-2022	940,000	954,262
Consumer staples: 1.74%
Food & staples retailing: 1.74%
7-Eleven Incorporated (3 Month LIBOR +0.45%)144A±	0.61	8-10-2022	3,500,000	3,502,975
Kroger Company	2.95	11-1-2021	2,850,000	2,875,936
				6,378,911
Energy: 2.52%
Oil, gas & consumable fuels: 2.52%
Chevron Corporation (3 Month LIBOR +0.90%)±	1.06	5-11-2023	4,525,000	4,601,988
Phillips 66 (3 Month LIBOR +0.62%)±	0.78	2-15-2024	3,080,000	3,084,685
Pioneer Natural Resource	0.75	1-15-2024	1,565,000	1,566,807
				9,253,480
Financials: 20.25%
Banks: 4.51%
Bank of America Corporation (3 Month LIBOR +1.02%)±	2.88	4-24-2023	2,000,000	2,046,003
Bank of America Corporation (3 Month LIBOR +0.79%)±	3.00	12-20-2023	1,000,000	1,040,508
Bank of America Corporation (3 Month LIBOR +1.16%)±	3.12	1-20-2023	2,000,000	2,036,061
Bank of America Corporation	5.70	1-24-2022	1,000,000	1,035,193
Citibank NA	3.40	7-23-2021	2,040,000	2,043,891
Citigroup Incorporated (3 Month LIBOR +1.07%)±	1.25	12-8-2021	800,000	803,517
Citigroup Incorporated (U.S. SOFR +0.87%)±	2.31	11-4-2022	1,090,000	1,099,491
See accompanying notes to portfolio of investments

2  |  Wells Fargo Conservative Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Citigroup Incorporated	2.90%	12-8-2021	$2,364,000	$ 2,391,800
JPMorgan Chase & Company (U.S. SOFR +0.58%)±	0.59	3-16-2024	4,000,000	4,029,160
				16,525,624
Capital markets: 2.12%
Charles Schwab Corporation (U.S. SOFR +0.50%)±	0.51	3-18-2024	1,000,000	1,007,040
Goldman Sachs Group Incorporated (U.S. SOFR +0.54%)±	0.55	11-17-2023	1,500,000	1,499,824
Goldman Sachs Group Incorporated	5.25	7-27-2021	2,500,000	2,519,321
Morgan Stanley	5.50	7-28-2021	1,500,000	1,512,248
State Street Corporation (U.S. SOFR +2.69%)±	2.83	3-30-2023	1,225,000	1,251,264
				7,789,697
Consumer finance: 4.32%
American Honda Finance Corporation	1.70	9-9-2021	2,000,000	2,008,443
BMW US Capital LLC (U.S. SOFR +0.53%)144A±	0.54	4-1-2024	2,600,000	2,617,810
Caterpillar Financial Services Corporation	0.95	5-13-2022	4,000,000	4,029,904
Daimler Finance NA LLC 144A	3.88	9-15-2021	3,242,000	3,274,686
Toyota Motor Credit Corporation (3 Month LIBOR +0.13%)±	0.29	8-13-2021	1,900,000	1,900,360
Toyota Motor Credit Corporation	1.15	5-26-2022	2,000,000	2,019,744
				15,850,947
Diversified financial services: 1.10%
National Rural Utilities Cooperative Finance	2.40	4-25-2022	3,950,000	4,020,691
Insurance: 8.20%
AIG Global Funding (3 Month LIBOR +0.46%)144A±	0.66	6-25-2021	2,600,000	2,600,730
Athene Global Funding (U.S. SOFR +0.70%)144A±	0.71	5-24-2024	2,500,000	2,505,350
Athene Global Funding 144A	2.80	5-26-2023	3,000,000	3,132,300
Brighthouse Financial Global Funding Series 2021-1 (U.S. SOFR +0.76%)144A±	0.77	4-12-2024	1,200,000	1,208,061
Equitable Financial Life Insurance Company of America (U.S. SOFR +0.39%)144A±	0.40	4-6-2023	2,250,000	2,253,805
Metropolitan Life Global Funding Incorporated 144A	1.95	9-15-2021	4,175,000	4,196,714
New York Life Global Funding (U.S. SOFR +0.31%)144A±	0.32	4-26-2024	2,000,000	2,005,857
Principal Life Global Funding II (U.S. SOFR +0.45%)144A±	0.46	4-12-2024	675,000	676,392
Principal Life Global Funding II 144A	2.38	11-21-2021	1,250,000	1,262,791
Protective Life Global Funding (3 Month LIBOR +0.52%)144A±	0.71	6-28-2021	5,000,000	5,002,175
USAA Capital Corporation 144A	2.00	6-1-2021	5,220,000	5,220,000
				30,064,175
Health care: 1.19%
Biotechnology: 1.19%
AbbVie Incorporated (3 Month LIBOR +0.65%)±	0.80	11-21-2022	3,000,000	3,020,987
Gilead Sciences Incorporated (3 Month LIBOR +0.15%)±	0.33	9-17-2021	1,325,000	1,325,314
				4,346,301
Industrials: 0.52%
Road & rail: 0.52%
Penske Truck Leasing Company LP 144A	3.65	7-29-2021	1,900,000	1,904,793
See accompanying notes to portfolio of investments

Wells Fargo Conservative Income Fund  |  3

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Real estate: 1.43%
Equity REITs: 0.33%
Public Storage (U.S. SOFR +0.47%)±	0.48%	4-23-2024	$1,195,000	$ 1,195,979
Real estate management & development: 1.10%
Simon Property Group LP	2.35	1-30-2022	4,000,000	4,035,285
Utilities: 9.67%
Electric utilities: 5.74%
American Electric Power (3 Month LIBOR +0.48%)±	0.66	11-1-2023	2,910,000	2,913,180
Entergy Louisiana LLC	0.62	11-17-2023	2,100,000	2,103,013
Florida Power & Light Company (U.S. SOFR +0.25%)±	0.26	5-10-2023	2,000,000	2,001,080
Florida Power & Light Company (3 Month LIBOR +0.38%)±	0.56	7-28-2023	2,000,000	2,000,100
Nextera Energy Capital Holdings Incorporated (U.S. SOFR +0.54%)±	0.55	3-1-2023	2,000,000	2,006,332
OGE Energy Corporation	0.70	5-26-2023	2,300,000	2,301,116
Southern California Edison's First Mortgage (U.S. SOFR +0.64%)±	0.65	4-3-2023	4,220,000	4,230,125
Southern Company	2.35	7-1-2021	3,500,000	3,500,000
				21,054,946
Gas utilities: 1.77%
Atmos Energy Corporation (3 Month LIBOR +0.38%)±	0.57	3-9-2023	3,320,000	3,320,877
ONE Gas Incorporated (3 Month LIBOR +0.61%)±	0.79	3-11-2023	3,150,000	3,151,748
				6,472,625
Multi-utilities: 2.16%
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%)±	0.63	3-2-2023	2,965,000	2,965,986
CenterPoint Energy Incorporated (U.S. SOFR +0.65%)±	0.66	5-13-2024	1,445,000	1,446,604
Dominion Energy Incorporated (3 Month LIBOR +0.53%)±	0.71	9-15-2023	3,500,000	3,501,537
				7,914,127
Total Corporate bonds and notes (Cost $140,031,689)				140,480,824
Municipal obligations: 6.80%
California: 2.70%
Education revenue: 0.41%
University of California Series BF	0.63	5-15-2023	1,500,000	1,511,115
Miscellaneous revenue: 2.11%
California Earthquake Authority Series B	1.23	7-1-2021	1,000,000	1,000,767
Ontario CA Pension Obligation	1.97	6-1-2021	585,000	585,000
Ontario CA Pension Obligation	2.07	6-1-2022	915,000	925,136
Pomona California Pension Obligation Series BJ	4.00	8-1-2023	1,000,000	1,066,576
San Luis Unit/Westlands Water District Financing Authority	1.09	9-1-2022	1,000,000	1,009,597
Torrance CA Joint Powers Financing Authority	1.29	10-1-2022	1,000,000	1,012,743
Torrance CA Joint Powers Financing Authority	1.43	10-1-2023	1,500,000	1,531,823
West Covina CA Public Financing Authoriy Series A	1.75	8-1-2021	595,000	596,229
				7,727,871
See accompanying notes to portfolio of investments

4  |  Wells Fargo Conservative Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.18%
El Dorado CA Irrigation District Revenue Refunding Bond Series C	0.74%	3-1-2022	$ 650,000	$ 652,444
				9,891,430
Connecticut: 0.37%
GO revenue: 0.37%
Connecticut Series A	3.00	7-1-2021	1,350,000	1,353,127
Illinois: 0.27%
Airport revenue: 0.27%
Chicago IL O’Hare International Airport Senior Lien Series D	0.96	1-1-2023	1,000,000	1,009,470
New York: 0.53%
Airport revenue: 0.36%
Port Authority of New York & New Jersey Series AAA	1.09	7-1-2023	1,305,000	1,322,040
Utilities revenue: 0.17%
Long Island NY Power Authority Electric System Series C	0.66	3-1-2022	180,000	180,062
Long Island NY Power Authority Electric System Series C	0.76	3-1-2023	430,000	432,119
				612,181
				1,934,221
Ohio: 1.38%
Tobacco revenue: 1.38%
Buckeye Ohio Tobacco Settlement Financing Authority	1.58	6-1-2021	5,065,000	5,065,000
Pennsylvania: 1.00%
Education revenue: 0.43%
Pennsylvania State University Series D	1.09	9-1-2021	1,560,000	1,563,334
Tax revenue: 0.57%
Philadelphia PA School District AMT Series A	4.00	6-30-2021	2,100,000	2,106,542
				3,669,876
Texas: 0.55%
Airport revenue: 0.28%
Houston TX Airport System Revenue Refunding Taxable Subordinated Lien Series C	0.88	7-1-2022	1,000,000	1,006,210
Education revenue: 0.27%
Texas Tech University Improvement & Refunding Bonds Financing System	0.51	2-15-2022	1,000,000	1,002,181
				2,008,391
Total Municipal obligations (Cost $24,788,912)				24,931,515
Yankee corporate bonds and notes: 23.75%
Consumer staples: 0.85%
Food products: 0.85%
Danone SA 144A	2.08	11-2-2021	3,100,000	3,119,453
See accompanying notes to portfolio of investments

Wells Fargo Conservative Income Fund  |  5

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 3.18%
Energy equipment & services: 0.94%
Schlumberger Limited 144A	2.65%	11-20-2022	$3,345,000	$ 3,443,537
Oil, gas & consumable fuels: 2.24%
Enbridge Incorporated (U.S. SOFR +0.40%)±	0.41	2-17-2023	1,000,000	1,001,229
Shell International Finance BV	1.75	9-12-2021	2,000,000	2,009,019
Shell International Finance BV	2.38	8-21-2022	2,000,000	2,052,839
Total Capital International SA	2.22	7-12-2021	2,112,000	2,115,136
Total Capital SA	4.25	12-15-2021	1,000,000	1,021,791
				8,200,014
Financials: 18.31%
Banks: 15.80%
ABN AMRO Bank NV (3 Month LIBOR +0.57%)144A±	0.71	8-27-2021	5,000,000	5,006,163
Barclays Bank plc	1.70	5-12-2022	1,075,000	1,089,037
BPCE SA (3 Month LIBOR +1.22%)144A±	1.37	5-22-2022	4,000,000	4,039,677
Credit Suisse AG	2.10	11-12-2021	2,000,000	2,016,951
Credit Suisse AG	2.80	4-8-2022	4,150,000	4,242,392
DNB Bank ASA (3 Month LIBOR +0.62%)144A±	0.81	12-2-2022	500,000	503,739
HSBC Holdings plc (3 Month LIBOR +1.06%)±	3.26	3-13-2023	2,000,000	2,046,027
Lloyds Banking Group plc (3 Month LIBOR +0.81%)±	2.91	11-7-2023	1,000,000	1,034,780
Lloyds Banking Group plc	3.00	1-11-2022	4,459,000	4,534,621
Mitsubishi UFJ Financial Group Incorporated (3 Month LIBOR +0.65%)±	0.83	7-26-2021	2,735,000	2,737,645
Mitsubishi UFJ Financial Group Incorporated (3 Month LIBOR +0.70%)±	0.88	3-7-2022	2,060,000	2,069,435
Mizuho Financial Group (3 Month LIBOR +0.84%)±	1.02	7-16-2023	5,000,000	5,030,018
National Australia Bank Limited (3 Month LIBOR +0.71%)144A±	0.89	11-4-2021	1,000,000	1,003,460
National Australia Bank Limited	3.70	11-4-2021	1,410,000	1,430,949
NatWest Markets plc (U.S. SOFR +0.53%)144A±	0.54	8-12-2024	1,250,000	1,253,875
Nordea Bank AB 144A	1.00	6-9-2023	1,850,000	1,873,733
Santander UK Group Holdings plc	2.88	8-5-2021	3,000,000	3,013,441
Santander UK plc (3 Month LIBOR +0.66%)±	0.82	11-15-2021	2,629,000	2,635,737
Santander UK plc	3.40	6-1-2021	520,000	520,000
Skandinaviska Enskilda Banken (3 Month LIBOR +0.32%)144A±	0.51	9-1-2023	3,000,000	3,006,055
Skandinaviska Enskilda Banken (3 Month LIBOR +0.65%)144A±	0.83	12-12-2022	1,250,000	1,259,992
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +1.14%)±	1.33	10-19-2021	2,815,000	2,826,807
Swedbank AB 144A	1.30	6-2-2023	2,225,000	2,261,555
The Bank of Nova Scotia (U.S. SOFR +0.45%)±	0.46	4-15-2024	2,500,000	2,505,602
				57,941,691
Capital markets: 1.75%
UBS AG (U.S. SOFR +0.32%)144A±%%	0.34	6-1-2023	2,000,000	2,002,028
UBS AG (U.S. SOFR +0.36%)144A±	0.37	2-9-2024	2,000,000	2,003,040
UBS AG 144A	1.75	4-21-2022	2,375,000	2,404,983
				6,410,051
Consumer finance: 0.20%
BPCE SA (3 Month LIBOR +0.88%)±	1.02	5-31-2022	715,000	721,056
See accompanying notes to portfolio of investments

6  |  Wells Fargo Conservative Income Fund

Portfolio of investments—May 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.56%
Federation des caisses Desjardins (U.S. SOFR +0.43%)144A±	0.44%	5-21-2024	$2,050,000	$ 2,053,670
Industrials: 0.71%
Electrical equipment: 0.71%
Siemens Financieringsmaatschappij NV 144A	1.70	9-15-2021	2,600,000	2,611,455
Utilities: 0.70%
Multi-utilities: 0.70%
Engie SA 144A	2.88	10-10-2022	2,500,000	2,581,503
Total Yankee corporate bonds and notes (Cost $86,732,532)				87,082,430
Short-term investments: 4.36%
Commercial paper: 4.28%
AT&T Incorporated 144A☼	0.37	10-19-2021	5,000,000	4,996,280
Banco Santander SA 144A☼	0.28	7-6-2021	3,000,000	2,999,753
BAT International Finance plc 144A☼	0.29	6-23-2021	3,200,000	3,199,651
Catholic Health Initiatives ☼	0.61	6-17-2021	4,500,000	4,499,717
				15,695,401

		Yield	Shares
Investment companies: 0.08%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	288,923	288,923
Total Short-term investments (Cost $15,978,996)				15,984,324
Total investments in securities (Cost $366,379,084)	100.27%			367,635,324
Other assets and liabilities, net	(0.27)			(979,685)
Total net assets	100.00%			$366,655,639

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer is an affiliate of the Fund as defined in the Investment Company Act of 1940.
☼	Zero coupon security. The rate represents the current yield to maturity.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AMT	Alternative minimum tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

Wells Fargo Conservative Income Fund  |  7

Portfolio of investments—May 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$0	$9,141,150	$(9,141,150)	$0	$0	$0		0	$63#
Wells Fargo Government Money Market Fund Select Class	588,730	246,264,559	(246,564,366)	0	0	288,923		288,923	1,009
				$0	$0	$288,923	0.08%		$1,072

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

8  |  Wells Fargo Conservative Income Fund

Notes to portfolio of investments—May 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Conservative Income Fund  |  9

Notes to portfolio of investments—May 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$7,270,849	$0	$7,270,849
Asset-backed securities	0	91,885,382	0	91,885,382
Corporate bonds and notes	0	140,480,824	0	140,480,824
Municipal obligations	0	24,931,515	0	24,931,515
Yankee corporate bonds and notes	0	87,082,430	0	87,082,430
Short-term investments
Commercial paper	0	15,695,401	0	15,695,401
Investment companies	288,923	0	0	288,923
Total assets	$288,923	$367,346,401	$0	$367,635,324
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended May 31, 2021, the Fund did not have any transfers into/out of Level 3.

10  |  Wells Fargo Conservative Income Fund